Label	Element	Value
Money Market Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 19, 2024 to the Morgan Stanley Institutional Liquidity Funds Summary Prospectuses and Prospectuses dated January 23, 2023

Money Market Portfolio (the "Fund")

Effective immediately, each Summary Prospectus and Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is added to the end of the second paragraph in the section of each Summary Prospectus titled "Principal Investment Strategies" and to the end of the first paragraph in the section of each Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund is permitted to hold a portion of its assets in cash.

Please retain this supplement for future reference.